SCHEDULE OF CASH FLOWS FROM DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Discontinued Operations and Disposal Groups [Abstract]
Net cash (used in) provided by operating activities from discontinued operations	$ (14,649)	$ (6,960,024)	$ (29,996)
Net cash used in investing activities from discontinued operations	(8,745)	(460,125)	(2,667,769)
Net cash provided by financing activities from discontinued operations	$ 4,997	$ 3,063	$ 244